LEASES - Maturities of Operating Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Leases [Abstract]
2021	$ 4,705	$ 5,412
2022	1,182	2,039
2023	1,078	1,707
2024	1,107	1,578
2025	1,137	1,567
Thereafter	0	1,186
Total minimum lease payments	9,209	13,489
Less: Imputed interest	(484)	(1,012)
Present value of operating lease liabilities	$ 8,725	$ 12,477	$ 18,500